Subsequent events - GSM License Agreement (Details) - Turkcell 2G license [member] € in Millions, ₺ in Billions	Apr. 30, 2023 EUR (€) installment	Apr. 07, 2023 EUR (€)	Apr. 07, 2023 TRY (₺)
Subsequent events
Extension fee for GSM license	€ 120.0
VAT on extension fee for GSM license	€ 21.6
Initial payment for extension fee for GSM license		€ 81.6	₺ 1.7
Number of installments for payment of remaining amount of license extension fee | installment	2
Installment on remaining value of extension fee for GSM license	€ 31.1
Period of payment of remaining license extension fee amount	2 years